Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following.

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Machinery & equipment	14,286	13,769
Office equipment and furniture	2,321	2,321
Computer equipment and licenses	918	817
Total property, plant and equipment, gross	17,525	16,907

Accumulated depreciation for:
Machinery & equipment	(10,988)	(10,733)
Office equipment and furniture	(2,320)	(2,320)
Computer equipment and licenses	(713)	(653)
Total accumulated depreciation	(14,021)	(13,706)
Total property, plant and equipment, net	3,504	3,201
Depreciation charge for the 6 months ended June 30,	315	301